Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended												0 Months Ended					12 Months Ended
	Oct. 04, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Geographic Concentration Risk [Member] Sales Revenue, Net [Member]	Dec. 31, 2012 Successor [Member] Geographic Concentration Risk [Member] Sales Revenue, Net [Member]	Dec. 31, 2011 Successor [Member] Geographic Concentration Risk [Member] Sales Revenue, Net [Member]	Dec. 31, 2013 Successor [Member] Selling, General and Administrative Expense [Member]	Dec. 31, 2012 Successor [Member] Selling, General and Administrative Expense [Member]	Dec. 31, 2011 Successor [Member] Selling, General and Administrative Expense [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2001 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Geographic Concentration Risk [Member] Sales Revenue, Net [Member]	Jan. 14, 2011 Predecessor [Member] Selling, General and Administrative Expense [Member]	Oct. 31, 2013 IPO [Member]	Dec. 31, 2013 Minimum [Member] Buildings and Improvements [Member]	Dec. 31, 2013 Minimum [Member] Machinery and Equipment [Member]	Dec. 31, 2013 Maximum [Member] Buildings and Improvements [Member]	Dec. 31, 2013 Maximum [Member] Machinery and Equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Estimated useful lives of the assets																				10 years	3 years	35 years	10 years
Goodwill impairment charges			$ 36.2	$ 0	$ 80.2	$ 36.2		$ 80.2
Other than goodwill impairment charges			9.3	40.9	45.9
Tax benefit			50.00%
Undistributed earnings from foreign subsidiaries			398
Product warranty term		These product warranties extend over periods ranging from one to twenty-five years from the date of sale, depending upon the product subject to the warranty.	These product warranties extend over periods ranging from one to twenty-five years from the date of sale, depending upon the product subject to the warranty.
Selling, general and administrative expense												27.3	25.2	20.5				0.8
Advertising expense						10.3	7.7	9.5							0.4
Percentage of net sales									45.00%	47.00%	49.00%						49.00%
Other expense, net						9.8	7.0	8.9								1.1
Tax benefits															$ 5.3
Stock split of common stock	3
Common stock, shares authorized		1,300,000,000	1,300,000,000			1,300,000,000	1,300,000,000												1,300,000,000
Common stock, par value		$ 0.01	$ 0.01			$ 0.01	$ 0.01												$ 0.01
Preferred stock, shares authorized		200,000,000	200,000,000			200,000,000	200,000,000												200,000,000
Preferred stock, par value		$ 0.01	$ 0.01			$ 0.01	$ 0.01												$ 0.01